Acquisition (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Oct. 26, 2015
Total revenues		$ 28,872,702	$ 24,817,307	$ 81,141,673	$ 73,098,642	$ 94,656,735	$ 27,093,928
Income from operations		$ (287,678)	$ (6,716)	$ (546,497)	$ (1,074,836)	$ (1,844,814)	(4,837,080)
Brian Tepfer and Scott Tepfer [Member] | Stock Purchase Agreement [Member] | Restricted Stock Units [Member]
Number of awards designeted by Tepfers	300,000
Brian Tepfer and Scott Tepfer [Member] | Stock Purchase Agreement [Member] | Private Placements or Public Offerings [Member]
Gross proceeds from offerings	$ 6,000,000
Target sales quaterly	$ 1,500,000
Share price (in dollars per share)	$ 1.20
Brian Tepfer and Scott Tepfer [Member] | BST Distribution, Inc. [Member]
Percentage of voting interest acquired	100.00%
Number of common shares issued	9,358,837
BST Distribution, Inc. [Member] | Brian Tepfer and Scott Tepfer [Member]
Percentage of outstanding stock owned	100.00%
We Sell Cellular LLC [Member]
Total revenues							17,646,000
Income from operations							$ 55,000
We Sell Cellular LLC [Member] | Brian Tepfer and Scott Tepfer [Member]
Percentage of outstanding stock owned	100.00%
Secured Term Note [Member] | BAM Administrative Services, LLC & Institutional Investor (Purchaser) [Member]
Principal amount								$ 4,040,000